February 26, 2004



VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

RE: Merrill Lynch EuroFund
    Post-Effective Amendment No. 22 to the
    Registration Statement on Form N-1A
    (Securities Act File No. 33-4026,
    Investment Company Act File No. 811-4612)

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the
    Securities Act of 1933, as amended
    (the "1933 Act"), Merrill Lynch EuroFund
    (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in
    Post-Effective Amendment No. 22 to
    the Fund's Registration Statement on
    Form N-1A; and

(2) the text of Post-Effective Amendment
    No. 22 to the Fund's Registration
    Statement on Form N-1A was filed
    electronically with the Securities
    and Exchange Commission on
    February 26, 2004.

Sincerely,

Merrill Lynch EuroFund

/s/ Phillip S. Gillespie

Phillip S. Gillespie
Secretary of Fund